Dividend Reinvestment and Stock Purchase Plan (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Dividend Reinvestment and Stock Purchase Plan [Abstract]
Limited additional investments, maximum per year	$ 50,000
Stock Issued During Period, Value, New Issues	$ 595,249	$ 587,359	$ 697,775
Number of shares authorized under the plan (in shares)	400,000
Dividend Reinvestment and Stock Purchase Plan, Shares Available for Grant	93,000